Consolidated Statements of Stockholders' Equity (USD $)	Total	Accumulated Deficit during Development Stage [Member]	Additional Paid-in Capital [Member]	Common Stock [Member]	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]
Balance at December 31, 2011 at Dec. 31, 2011	$ 703,607	$ (22,632,002)	$ 23,319,166	$ 16,443
Balance at December 31, 2011 (in shares) at Dec. 31, 2011				16,442,611
Sale of common stock for cash (in shares)				407,999
Sale of common stock for cash	273,360		272,952	408
Sale of convertible preferred stock and warrants for cash (in shares)					2,200
Sale of convertible preferred stock and warrants for cash	1,999,032		1,127,418		871,614
Conversion of preferred stock (in shares)				1,882,667	(1,412)
Conversion of preferred stock to common stock			557,536	1,882	(559,418)
Stock-based compensation expense	310,076		310,076
Net loss	(2,135,140)	(2,135,140)
Balance at December 31, 2012 at Dec. 31, 2012	1,150,935	(24,767,142)	25,587,148	18,733	312,196
Balance at December 31, 2012 (in shares) at Dec. 31, 2012				18,733,277	788
Sale of convertible preferred stock and warrants for cash (in shares)						1,650
Sale of convertible preferred stock and warrants for cash	1,615,798				360,229	1,255,569
Conversion of preferred stock (in shares)				2,048,570	(717)
Conversion of preferred stock to common stock			609,790	2,049	(611,839)
Stock-based compensation expense	381,604		381,604
Net loss	(2,284,943)	(2,284,943)
Sale of common stock for cash upon warrant exercise (in shares)				2,933,333
Sale of common stock for cash upon warrant exercise	1,643,333		1,640,400	2,933
Issuance of common stock for services (in shares)				50,000
Issuance of common stock for services	20,500		20,450	50
Balance at December 31, 2012 at Dec. 31, 2013	2,527,227	(27,052,085)	28,239,392	23,765	60,586	1,255,569
Balance at December 31, 2012 (in shares) at Dec. 31, 2013				23,765,180	71	1,650
Conversion of preferred stock (in shares)				4,631,428	(71)	(1,550)
Conversion of preferred stock to common stock			1,235,428	4,632	(60,586)	(1,179,474)
Stock-based compensation expense	379,103		379,103
Net loss	(2,733,555)	(2,733,555)
Sale of common stock for cash upon warrant exercise (in shares)				3,176,000
Sale of common stock for cash upon warrant exercise	873,400		870,224	3,176
Issuance of common stock for services (in shares)				378,205
Issuance of common stock for services	100,000		99,622	378
Balance at December 31, 2012 at Dec. 31, 2014	$ 1,146,175	$ (29,785,640)	$ 30,823,769	$ 31,951		$ 76,095
Balance at December 31, 2012 (in shares) at Dec. 31, 2014				31,950,813		100